FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Text Block]

20. FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

(a) Financial assets and liabilities

As at December 31, 2023, the carrying and fair values of the Company's financial instruments by category are as follows:

	Fair value through profit or loss	Amortized cost	Carrying value	Fair value
	$	$	$	$

Financial assets:
Cash and cash equivalents	-	35,286	35,286	35,286
Other investments	5,135	-	5,135	5,135
Accounts and other receivables	6,608	1,602	8,210	8,210
Loan receivable	-	3,324	3,324	3,324
Total financial assets	11,743	40,212	51,955	51,955

Financial liabilities:
Accounts payable and accrued liabilites	2,091	44,055	46,146	46,146
Loans payable	-	8,519	8,519	8,519
Total financial liabilities	2,091	52,574	54,665	54,665

(b) Fair value hierarchy

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

Level 1:

Other investments are comprised of marketable securities. When there is an active market are determined based on a market approach reflecting the closing price of each particular security at the reporting date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the investment. As a result, $5,049 of these financial assets have been included in Level 1 of the fair value hierarchy.

Cash settled deferred share units are determined based on a market approach reflecting the Company's closing share price or share price at redemption date for any pending settlements.

Level 2:

The Company determines the fair value of the embedded derivatives related to its trade receivables based on the quoted closing price obtained from the silver and gold metal exchanges and the fair value of the SARs liability is determined by using an option pricing model.

Level 3:

Included in other investments are share purchase warrants. Fair value of the share purchase warrants at each period end has been estimated using the Black-Scholes Option Pricing Model. As a result, $86 of these financial assets have been included in Level 3 of the fair value hierarchy.

Assets and liabilities as at December 31, 2023 measured at fair value on a recurring basis include:

	Total	Level 1	Level 2	Level 3
	$	$	$	$

Financial assets:
Accounts and other receivables	6,608		6,608	-
Other investments	5,135	5,049	-	86
Total financial assets	11,743	5,049	6,608	86

Financial liabilities:
Deferred share units	2,048	2,048	-	-
Share appreciation rights	43	-	43	-
Total financial liabilities	2,091	2,048	43	-

(c) Financial instrument risk exposure and risk management

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board approves and monitors the risk management process. The types of risk exposure and the manner in which such exposures are managed is outlined as follows:

Credit Risk

The Company is exposed to credit risk on its bank accounts, accounts and other receivables and loans receivable. Credit risk exposure on bank accounts is limited through maintaining the Company's balances with high-credit quality financial institutions, maintaining investment policies, assessing institutional exposure and continual discussion with external advisors. Accounts and other receivables are generated on the sale of concentrate inventory to reputable metal traders as well as various other receivables arising from operations. There has been no indication of a change in creditworthiness of the counterparty to the loan receivable since the initial recognition.

The carrying amount of financial assets represents the Company's maximum credit exposure.

Below is an aged analysis of the Company's financial instruments included in accounts and other receivables:

	Carrying	Gross	Carrying	Gross
	amount	impairment	amount	impairment
	December 31, 2023		December 31, 2022

Less than 1 month	$6,599	$-	$3,794	$-
1 to 3 months	766	-	852	-
4 to 6 months	811	-	251	-
Over 6 months	34	-	-	-
Total	$8,210	$-	$4,897	$-

At December 31, 2023, 95.8% of the receivables that are outstanding greater than one month are trade receivables and pending concentrate sales (December 31, 2022 - 99.7%) and 4.2% of the receivables outstanding greater than one month are comprised of other receivables (December 31, 2022 - 0.3%). Company historical default rate and frequency of losses are low, and the lifetime expected credit loss allowance for receivables is nominal as at December 31, 2023.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. We manage our liquidity risk by continually monitoring forecasted and actual cash flows. We have in place a planning and budgeting process to help determine the funds required to support our normal operating requirement and development plans. We aim to maintain sufficient liquidity to meet our short term business requirements, taking into account our anticipated cash flows from operations, our holdings of cash and cash equivalents, and our committed and anticipated liabilities.

The following table summarizes the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments at December 31, 2023:

	Less than	1 to 3	4 to 5	Over 5
	1 year	years	years	years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	46,146	-	-	-	46,146
Loans payable	4,235	4,871	-	-	9,106
Lease liabilities	466	366	262	-	1,094
Provision for reclamation and rehabilitation	-	-	4,409	7,461	11,870
Capital expenditure commitments	22,151	-	-	-	22,151
Operating leases	171	255	202	-	628
Total contractual obligations	73,169	5,492	4,873	7,461	90,995

Market Risk

Significant market related risks to which the Company is exposed consist of foreign currency risk, commodity price risk and equity price risk.

Foreign Currency Risk - The Company's operations in Mexico and Canada make it subject to foreign currency fluctuations. Certain of the Company's operating expenses are incurred in Mexican pesos and Canadian dollars, therefore the fluctuation of the US dollar in relation to these currencies will consequently have an impact on the profitability of the Company and may also affect the value of the Company's assets and the amount of shareholders' equity. The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks.

The US dollar equivalents of financial assets and liabilities denominated in currencies other than the US dollar as at December 31, 2023, are as follows:

	December 31, 2023		December 31, 2022
	Canadian Dollar	Mexican Peso	Canadian Dollar	Mexican Peso

Financial assets	$6,386	$3,335	$10,442	$9,995
Financial liabilities	(5,070)	(20,975)	(5,758)	(17,445)
Net financial assets (liabilities)	$1,316	$(17,640)	$4,684	$(7,450)

Of the financial assets listed above, $1,213 (2022 - $404) represents cash and cash equivalents held in Canadian dollars and $2,477 (2022 - $5,612) represents cash held in Mexican pesos. The remaining cash balance is held in US dollars.

As at December 31, 2023, with other variables unchanged, a 5% strengthening of the US dollar against the Canadian dollar would reduce net earnings by $62 due to these financial assets and liabilities.

As at December 31, 2023, with other variables unchanged, a 5% strengthening of the US dollar against the Mexican peso would increase net earnings by $746 due to these financial assets and liabilities.

Commodity Price Risk - Gold and silver prices have historically fluctuated significantly and are affected by numerous factors outside of the Company's control, including, but not limited to, industrial and retail demand, central bank lending, forward sales by producers and speculators, levels of worldwide production, short-term changes in supply and demand due to speculative hedging activities and certain other factors. The Company has not engaged in any hedging activities, other than short-term metal derivative transactions less than 90 days, to reduce its exposure to commodity price risk. Revenue from the sale of concentrates is based on prevailing market prices which is subject to adjustment upon final settlement. For each reporting period until final settlement, estimates of metal prices are used to record sales. At December 31, 2023 there are 70,236 ounces of silver and 3,102 ounces of gold which do not have a final settlement price and the estimated revenues have been recognized at current market prices. As at December 31, 2023, with other variables unchanged, a 10% decrease in the market value of silver and gold would result in a reduction of revenue of $807.